Financial Instruments and Financial Risk Management - Additional Information (Details)	9 Months Ended
Jun. 30, 2026 EUR (€)
Disclosure of fair value measurement [abstract]
Transfers out of level 1 into level 2 of fair value hierarchy, liabilities held at end of reporting period	€ 0